UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

8/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Bonds – 101.7%
Aerospace – 0.5%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$96,261
Bombardier, Inc., 7.5%, 2018 (n)	160,000	170,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	135,000	103,613
Oshkosh Corp., 8.25%, 2017	35,000	36,838
Oshkosh Corp., 8.5%, 2020	55,000	58,438

		$465,550

Airlines – 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019	$68,157	$60,319
Continental Airlines, Inc., 7.339%, 2014	74,346	73,231
Delta Air Lines, Inc., 7.711%, 2011	45,000	46,125

		$179,675

Apparel Manufacturers – 0.3%
Broder Brothers Co., 11.25%, 2010	$85,000	$83,300
Hanesbrands, Inc., 8%, 2016	90,000	93,713
Hanesbrands, Inc., FRN, 4.121%, 2014	75,000	71,250
Phillips-Van Heusen Corp., 7.375%, 2020	65,000	66,950

		$315,213

Asset-Backed & Securitized – 2.4%
Anthracite Ltd., “A”, CDO, FRN, 0.624%, 2019 (z)	$196,354	$142,357
Bank of Nova Scotia, 1.45%, 2013 (n)	440,000	444,164
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	700,000	698,880
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	282,155	225,724
Equity One ABS, Inc., FRN, 4.205%, 2034	369,215	368,817
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	236,519	183,872
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	283,127

		$2,346,941

Automotive – 1.2%
Accuride Corp., 9.5%, 2018 (n)	$75,000	$76,875
Allison Transmission, Inc., 11%, 2015 (n)	125,000	134,375
Ford Motor Credit Co. LLC, 12%, 2015	610,000	720,910
General Motors Corp., 7.125%, 2013 (d)	100,000	31,000
Goodyear Tire & Rubber Co., 8.625%, 2011	36,000	37,620
Goodyear Tire & Rubber Co., 9%, 2015	88,000	92,180
Goodyear Tire & Rubber Co., 10.5%, 2016	140,000	155,400

		$1,248,360

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$95,000	$98,088

Broadcasting – 2.4%
Allbritton Communications Co., 8%, 2018	$55,000	$54,175
CBS Corp., 6.625%, 2011	500,000	519,164
CBS Corp., 5.75%, 2020	110,000	122,173
Entravision Communications Corp., 8.75%, 2017 (n)	25,000	25,000
Gray Television, Inc., 10.5%, 2015	35,000	33,688
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	133,250
Intelsat Jackson Holdings Ltd., 9.5%, 2016	340,000	362,525
Lamar Media Corp., 6.625%, 2015	135,000	135,000
Lamar Media Corp., “C”, 6.625%, 2015	25,000	24,750
LBI Media, Inc., 8.5%, 2017 (z)	60,000	50,400
Local TV Finance LLC, 10%, 2015 (p)(z)	116,670	99,558
Newport Television LLC, 13%, 2017 (n)(p)	70,600	55,921
News America, Inc., 6.9%, 2039	106,000	127,017
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	146,631	134,803

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 7%, 2014		$48,000	$47,040
Omnicom Group, Inc., 4.45%, 2020		177,000	181,430
Salem Communications Corp., 9.625%, 2016		28,000	29,155
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		50,000	51,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		60,000	61,800
Univision Communications, Inc., 12%, 2014 (n)		50,000	54,188
Univision Communications, Inc., 9.75%, 2015 (n)(p)		109,546	93,224

			$2,395,761

Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 7.875%, 2015		$75,000	$70,875
E*TRADE Financial Corp., 12.5%, 2017		25,000	27,875
Janus Capital Group, Inc., 6.95%, 2017		130,000	132,161
Nuveen Investments, Inc., 10.5%, 2015		40,000	38,000
TD AMERITRADE Holding Corp., 5.6%, 2019		570,000	631,143

			$900,054

Building – 0.9%
Associated Materials, Inc., 11.25%, 2014		$130,000	$131,788
Building Materials Holding Corp., 6.875%, 2018 (z)		45,000	43,763
Building Materials Holding Corp., 7%, 2020 (n)		100,000	99,500
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	55,000	65,952
CRH PLC, 8.125%, 2018		$210,000	249,589
Masco Corp., 7.125%, 2020		40,000	40,536
Nortek, Inc., 11%, 2013		150,533	158,624
Ply Gem Industries, Inc., 11.75%, 2013		65,000	66,950

			$856,702

Business Services – 0.5%
First Data Corp., 9.875%, 2015		$105,000	$79,800
Interactive Data Corp., 10.25%, 2018 (n)		35,000	36,313
Iron Mountain, Inc., 6.625%, 2016		115,000	115,000
Iron Mountain, Inc., 8.375%, 2021		50,000	53,125
SunGard Data Systems, Inc., 9.125%, 2013		100,000	102,125
SunGard Data Systems, Inc., 10.25%, 2015		125,000	131,250

			$517,613

Cable TV – 2.0%
Cablevision Systems Corp., 8.625%, 2017 (n)		$70,000	$76,300
CCH II LLC, 13.5%, 2016		30,000	35,550
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		25,000	25,875
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		15,000	15,788
Charter Communications Operating LLC, 10.875%, 2014 (n)		200,000	224,000
CSC Holdings LLC, 8.5%, 2014		145,000	158,413
CSC Holdings LLC, 8.5%, 2015		50,000	54,250
DIRECTV Holdings LLC, 5.875%, 2019		160,000	179,548
EchoStar Corp., 7.125%, 2016		130,000	132,925
Insight Communications Co., Inc., 9.375%, 2018 (n)		60,000	63,000
Mediacom LLC, 9.125%, 2019		100,000	100,000
Myriad International Holdings B.V., 6.375%, 2017 (n)		293,000	299,973
Time Warner Cable, Inc., 5.4%, 2012		330,000	354,047
Videotron LTEE, 6.875%, 2014		65,000	65,325
Virgin Media Finance PLC, 9.125%, 2016		130,000	138,938
Virgin Media Finance PLC, 9.5%, 2016		100,000	112,000

			$2,035,932

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Chemicals – 2.0%
Ashland, Inc., 9.125%, 2017		$180,000	$205,650
Braskem S.A., 7%, 2020 (z)		240,000	250,800
Dow Chemical Co., 8.55%, 2019		540,000	676,882
Hexion Specialty Chemicals, Inc., 9.75%, 2014		50,000	49,125
Hexion Specialty Chemicals, Inc., 8.875%, 2018		150,000	138,750
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	93,618
Lyondell Chemical Co., 11%, 2018		$69,786	75,805
Momentive Performance Materials, Inc., 12.5%, 2014		119,000	131,644
Momentive Performance Materials, Inc., 11.5%, 2016		66,000	61,380
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	147,491
Solutia, Inc., 7.875%, 2020		130,000	135,850

			$1,966,995

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040 (n)		$244,000	$264,493

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$95,000	$100,463

Conglomerates – 0.7%
Amsted Industries, Inc., 8.125%, 2018 (z)		$100,000	$103,125
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		540,000	603,266

			$706,391

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$113,000	$123,735

Consumer Products – 1.7%
ACCO Brands Corp., 10.625%, 2015		$10,000	$11,000
ACCO Brands Corp., 7.625%, 2015		50,000	47,750
Central Garden & Pet Co., 8.25%, 2018		70,000	70,525
Easton-Bell Sports, Inc., 9.75%, 2016		55,000	58,163
Fortune Brands, Inc., 5.125%, 2011		450,000	456,695
Hasbro, Inc., 6.125%, 2014		90,000	98,289
Jarden Corp., 7.5%, 2017		115,000	117,156
Libbey Glass, Inc., 10%, 2015 (n)		80,000	85,000
Newell Rubbermaid, Inc., 5.5%, 2013		360,000	389,927
Newell Rubbermaid, Inc., 4.7%, 2020		49,000	51,347
Visant Holding Corp., 8.75%, 2013		75,000	76,500
Whirlpool Corp., 8%, 2012		199,000	217,253

			$1,679,605

Consumer Services – 0.6%
KAR Holdings, Inc., 10%, 2015		$75,000	$77,438
KAR Holdings, Inc., FRN, 4.465%, 2014		65,000	60,125
Service Corp. International, 7.375%, 2014		20,000	21,750
Service Corp. International, 7%, 2017		335,000	346,725
Ticketmaster Entertainment, Inc., 10.75%, 2016		70,000	74,550

			$580,588

Containers – 0.4%
Crown Americas LLC, 7.75%, 2015		$195,000	$202,313
Graham Packaging Holdings Co., 9.875%, 2014		170,000	172,975
Owens-Illinois, Inc., 7.375%, 2016		60,000	64,500

			$439,788

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)		$150,000	$175,696
L-3 Communications Corp., 6.375%, 2015		130,000	133,088

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – continued
ManTech International Corp., 7.25%, 2018	$70,000	$71,400
MOOG, Inc., 7.25%, 2018	50,000	50,500

		$430,684

Electronics – 0.9%
Freescale Semiconductor, Inc., 8.875%, 2014	$45,000	$41,738
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	45,000	46,350
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	65,000	65,163
Jabil Circuit, Inc., 7.75%, 2016	95,000	102,363
NXP B.V., 7.875%, 2014	75,000	75,375
Tyco Electronics Ltd., 6%, 2012	500,000	541,082

		$872,071

Emerging Market Quasi-Sovereign – 1.0%
Petroleos Mexicanos, 5.5%, 2021 (n)	$241,000	$251,567
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	292,621
VEB Finance Ltd., 6.902%, 2020 (n)	245,000	263,375
VTB Capital S.A., 6.465%, 2015 (n)	195,000	199,875

		$1,007,438

Emerging Market Sovereign – 0.6%
Republic of Argentina, FRN, 0.677%, 2012	$140,700	$127,112
Republic of Philippines, 6.375%, 2034	126,000	147,420
Republic of South Africa, 5.5%, 2020	259,000	287,814

		$562,346

Energy - Independent – 2.6%
Anadarko Petroleum Corp., 5.95%, 2016	$70,000	$69,328
Anadarko Petroleum Corp., 8.7%, 2019	20,000	21,994
Chaparral Energy, Inc., 8.875%, 2017	110,000	105,600
EnCana Corp., 6.5%, 2019	210,000	255,848
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	166,400
Newfield Exploration Co., 6.625%, 2014	100,000	102,250
Newfield Exploration Co., 6.625%, 2016	95,000	98,325
OPTI Canada, Inc., 9.75%, 2013 (z)	40,000	39,500
OPTI Canada, Inc., 8.25%, 2014	135,000	105,300
Penn Virginia Corp., 10.375%, 2016	130,000	141,375
Petrohawk Energy Corp., 10.5%, 2014	50,000	55,875
Pioneer Natural Resources Co., 6.875%, 2018	100,000	104,496
Pioneer Natural Resources Co., 7.5%, 2020	105,000	112,810
Plains Exploration & Production Co., 7%, 2017	200,000	196,500
QEP Resources, Inc., 6.875%, 2021	40,000	41,700
Quicksilver Resources, Inc., 8.25%, 2015	95,000	96,900
Quicksilver Resources, Inc., 9.125%, 2019	55,000	58,988
Range Resources Corp., 8%, 2019	85,000	90,950
Range Resources Corp., 6.75%, 2020	85,000	85,638
SandRidge Energy, Inc., 8%, 2018 (n)	180,000	169,200
Southwestern Energy Co., 7.5%, 2018	100,000	112,750
Talisman Energy, Inc., 7.75%, 2019	50,000	63,087
Williams Cos., Inc., 7.75%, 2031	59,000	68,564
Williams Cos., Inc., FRN, 2.533%, 2010 (n)	230,000	230,032

		$2,593,410

Energy - Integrated – 1.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$107,000	$125,725
Cenovus Energy, Inc., 4.5%, 2014	140,000	153,548
Hess Corp., 8.125%, 2019	120,000	156,398

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – continued
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		$124,000	$137,485
Petro-Canada, 6.05%, 2018		500,000	582,845

			$1,156,001

Entertainment – 0.4%
AMC Entertainment, Inc., 11%, 2016		$110,000	$116,325
AMC Entertainment, Inc., 8.75%, 2019		100,000	103,250
Cinemark USA, Inc., 8.625%, 2019		135,000	141,413

			$360,988

Financial Institutions – 2.1%
CIT Group, Inc., 7%, 2014		$120,000	$116,850
CIT Group, Inc., 7%, 2017		290,000	272,690
CIT Group, Inc., 10.25%, 2017		165,000	170,569
General Electric Capital Corp., 6%, 2019		130,000	146,099
General Electric Capital Corp., 5.5%, 2020		250,000	273,598
General Electric Capital Corp., FRN, 0.595%, 2012		290,000	284,961
GMAC, Inc., 6.75%, 2014		265,000	263,013
GMAC, Inc., 8%, 2031		208,000	204,880
International Lease Finance Corp., 5.625%, 2013		100,000	93,875
International Lease Finance Corp., 8.75%, 2017 (n)		150,000	151,313
International Lease Finance Corp., 7.125%, 2018 (z)		42,000	42,945
Nationstar Mortgage LLC, 10.875%, 2015 (z)		45,000	37,125

			$2,057,918

Food & Beverages – 3.8%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)		$440,000	$563,538
ARAMARK Corp., 8.5%, 2015		300,000	309,375
B&G Foods, Inc., 7.625%, 2018		70,000	72,013
Constellation Brands, Inc., 7.25%, 2016		130,000	136,175
Del Monte Foods Co., 6.75%, 2015		110,000	113,163
Diageo Capital PLC, 4.828%, 2020		250,000	283,606
Dr. Pepper Snapple Group, Inc., 6.82%, 2018		500,000	615,856
Kellogg Co., 6.6%, 2011		460,000	476,276
Kraft Foods, Inc., 6.75%, 2014		150,000	173,987
Kraft Foods, Inc., 6.125%, 2018		130,000	152,581
Miller Brewing Co., 5.5%, 2013 (n)		230,000	253,036
Pinnacle Foods Finance LLC, 9.25%, 2015		125,000	128,281
SABMiller PLC, 6.2%, 2011 (n)		300,000	312,467
Smithfield Foods, Inc., 7.75%, 2017		50,000	48,625
TreeHouse Foods, Inc., 7.75%, 2018		105,000	111,038

			$3,750,017

Forest & Paper Products – 0.8%
Boise, Inc., 8%, 2020		$95,000	$96,663
Cascades, Inc., 7.75%, 2017		65,000	66,950
Georgia-Pacific Corp., 7.125%, 2017 (n)		95,000	100,225
Georgia-Pacific Corp., 8%, 2024		165,000	181,500
Georgia-Pacific Corp., 7.25%, 2028		30,000	30,300
Graphic Packaging International Corp., 9.5%, 2013		50,000	50,875
JSG Funding PLC, 7.75%, 2015		10,000	10,000
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	107,813
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		50,000	50,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	129,893

			$824,469

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.5%
Circus & Eldorado Joint Venture, 10.125%, 2012	$115,000	$107,238
Firekeepers Development Authority, 13.875%, 2015 (n)	100,000	116,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	115,000	299
Gaylord Entertainment Co., 6.75%, 2014	85,000	81,600
GWR Operating Partnership LLP, 10.875%, 2017 (n)	65,000	64,513
Harrah’s Operating Co., Inc., 11.25%, 2017	45,000	48,150
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,120
Harrah’s Operating Co., Inc., 10%, 2018	61,000	47,580
Host Hotels & Resorts, Inc., 6.75%, 2016	100,000	101,500
Host Hotels & Resorts, Inc., 9%, 2017	90,000	99,000
Marriott International, Inc., 5.625%, 2013	230,000	245,799
MGM Mirage, 10.375%, 2014	15,000	16,350
MGM Mirage, 11.125%, 2017	45,000	50,288
MGM Mirage, 11.375%, 2018 (n)	90,000	81,450
MGM Mirage, 9%, 2020 (n)	85,000	88,188
Penn National Gaming, Inc., 8.75%, 2019	95,000	99,275
Pinnacle Entertainment, Inc., 7.5%, 2015	50,000	48,375
Royal Caribbean Cruises Ltd., 7%, 2013	40,000	40,850
Royal Caribbean Cruises Ltd., 11.875%, 2015	75,000	88,313
Station Casinos, Inc., 6%, 2012 (d)	85,000	221
Station Casinos, Inc., 6.875%, 2016 (d)	395,000	47
Station Casinos, Inc., 6.625%, 2018 (d)	290,000	725
Wynn Las Vegas LLC, 7.75%, 2020 (n)	45,000	45,450

		$1,474,331

Industrial – 1.6%
Altra Holdings, Inc., 8.125%, 2016	$65,000	$66,300
Baldor Electric Co., 8.625%, 2017	165,000	174,488
Cornell University, 4.35%, 2014	240,000	264,259
Diversey, Inc., 8.25%, 2019	60,000	62,100
Great Lakes Dredge & Dock Corp., 7.75%, 2013	80,000	80,900
Johns Hopkins University, 5.25%, 2019	470,000	540,838
Mueller Water Products, Inc., 8.75%, 2020 (z)	20,000	20,100
Princeton University, 4.95%, 2019	310,000	353,285

		$1,562,270

Insurance – 2.8%
Aflac, Inc., 6.45%, 2040	$240,000	$251,861
American International Group, Inc., 8.175% to 2038, FRN to 2058	250,000	214,375
ING Groep N.V., 5.775% to 2015, FRN to 2049	450,000	370,125
Metropolitan Life Global Funding, 2.875%, 2012 (n)	300,000	307,926
Metropolitan Life Global Funding, 5.125%, 2014 (n)	180,000	199,400
Principal Financial Group, Inc., 8.875%, 2019	250,000	324,218
Prudential Financial, Inc., 3.625%, 2012	230,000	238,665
Prudential Financial, Inc., 6.2%, 2015	250,000	281,059
Prudential Financial, Inc., 5.375%, 2020	210,000	226,171
Unum Group, 7.125%, 2016	370,000	416,548

		$2,830,348

Insurance - Health – 0.4%
WellPoint, Inc., 6.8%, 2012	$320,000	$349,886

Insurance - Property & Casualty – 1.0%
CNA Financial Corp., 5.875%, 2020	$390,000	$392,545
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	150,000	166,875
PartnerRe Ltd., 5.5%, 2020	257,000	264,219

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
USI Holdings Corp., 9.75%, 2015 (z)		$175,000	$166,688

			$990,327

International Market Quasi-Sovereign – 3.4%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$249,696
Bank of Ireland, 2.75%, 2012 (n)		220,000	219,089
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	203,982
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	545,682
ING Bank N.V., 3.9%, 2014 (n)		530,000	577,248
Irish Life & Permanent PLC, 3.6%, 2013 (n)		400,000	392,461
LeasePlan Corp. N.V., 3%, 2012 (n)		180,000	186,111
Royal Bank of Scotland PLC, FRN, 1.097%, 2012 (n)		577,000	580,564
Vestjysk Bank A/S, FRN, 0.842%, 2013 (z)		240,000	239,693
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	233,269

			$3,427,795

International Market Sovereign – 12.5%
Federal Republic of Germany, 3.75%, 2015	EUR	546,000	$768,265
Federal Republic of Germany, 4.25%, 2018	EUR	651,000	967,281
Federal Republic of Germany, 6.25%, 2030	EUR	265,000	518,300
Government of Bermuda, 5.603%, 2020 (z)		$115,000	126,186
Government of Canada, 4.5%, 2015	CAD	167,000	174,796
Government of Canada, 5.75%, 2033	CAD	31,000	39,605
Government of Japan, 1.5%, 2012	JPY	39,000,000	475,734
Government of Japan, 1.3%, 2014	JPY	86,000,000	1,069,006
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,557,808
Government of Japan, 2.2%, 2027	JPY	39,000,000	510,374
Government of Japan, 2.4%, 2037	JPY	41,000,000	553,512
Kingdom of Belgium, 5.5%, 2017	EUR	238,000	362,666
Kingdom of Spain, 4.6%, 2019	EUR	129,000	171,523
Kingdom of the Netherlands, 3.75%, 2014	EUR	581,000	809,789
Kingdom of the Netherlands, 5.5%, 2028	EUR	68,000	119,979
Republic of Austria, 4.65%, 2018	EUR	156,000	230,138
Republic of France, 4.75%, 2012	EUR	265,000	364,682
Republic of France, 6%, 2025	EUR	222,000	391,991
Republic of France, 4.75%, 2035	EUR	301,000	496,504
Republic of Italy, 4.75%, 2013	EUR	538,000	725,285
Republic of Italy, 5.25%, 2017	EUR	723,000	1,036,293
United Kingdom Treasury, 8%, 2015	GBP	275,000	553,919
United Kingdom Treasury, 8%, 2021	GBP	104,000	234,595
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	237,056

			$12,495,287

Local Authorities – 1.1%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$313,323
Province of Ontario, 2.625%, 2012		800,000	822,408

			$1,135,731

Machinery & Tools – 0.3%
Case Corp., 7.25%, 2016		$50,000	$51,625
Case New Holland, Inc., 7.875%, 2017 (n)		140,000	147,350
Rental Service Corp., 9.5%, 2014		70,000	71,400

			$270,375

Major Banks – 6.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$414,800
Banco Santander Chile, 2.875%, 2012 (n)		229,000	232,314

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 7.375%, 2014	$280,000	$319,633
Bank of America Corp., 8% to 2018, FRN to 2049	195,000	198,920
Bank of New York Mellon Corp., 4.3%, 2014	430,000	470,202
Barclays Bank PLC, 5.125%, 2020	340,000	361,444
Commonwealth Bank of Australia, 5%, 2019 (n)	320,000	345,526
Credit Suisse New York, 5.5%, 2014	260,000	287,797
Goldman Sachs Group, Inc., 6%, 2014	200,000	221,507
Goldman Sachs Group, Inc., 7.5%, 2019	304,000	354,515
HSBC USA, Inc., 4.875%, 2020	360,000	371,946
JPMorgan Chase Capital XXII, 6.45%, 2037	261,000	256,592
JPMorgan Chase Capital XXVII, 7%, 2039	69,000	73,148
Macquarie Group Ltd., 6%, 2020 (n)	410,000	430,661
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	43,132
Morgan Stanley, 6.75%, 2011	220,000	228,163
Morgan Stanley, 6%, 2014	160,000	174,369
Morgan Stanley, 7.3%, 2019	110,000	125,026
Morgan Stanley, 5.625%, 2019	180,000	183,179
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	170,000	146,200
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	299,838
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	500,000	495,000
Wells Fargo & Co., 4.375%, 2013	410,000	437,263
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	145,583

		$6,616,758

Medical & Health Technology & Services – 3.3%
Biomet, Inc., 10%, 2017	$60,000	$65,100
Biomet, Inc., 11.625%, 2017	105,000	115,500
Capella Healthcare, Inc., 9.25%, 2017 (n)	20,000	20,700
Cardinal Health, Inc., 5.8%, 2016	279,000	322,501
Community Health Systems, Inc., 8.875%, 2015	210,000	217,875
Cooper Cos., Inc., 7.125%, 2015	100,000	100,250
DaVita, Inc., 6.625%, 2013	46,000	46,230
DaVita, Inc., 7.25%, 2015	291,000	300,821
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	72,800
HCA, Inc., 9.25%, 2016	465,000	498,713
HCA, Inc., 8.5%, 2019	80,000	87,700
HealthSouth Corp., 8.125%, 2020	145,000	146,631
Hospira, Inc., 5.55%, 2012	190,000	201,641
Hospira, Inc., 6.05%, 2017	130,000	148,840
Psychiatric Solutions, Inc., 7.75%, 2015	85,000	87,763
Psychiatric Solutions, Inc., 7.75%, 2015	10,000	10,325
Tenet Healthcare Corp., 9.25%, 2015	160,000	167,200
Tenet Healthcare Corp., 8%, 2020 (z)	35,000	33,950
U.S. Oncology, Inc., 10.75%, 2014	85,000	87,763
U.S. Oncology, Inc., FRN, 6.643%, 2012 (p)	113,000	101,297
United Surgical Partners International, Inc., 8.875%, 2017	30,000	30,750
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	46,181
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	185,925
Vanguard Health Systems, Inc., 8%, 2018	110,000	107,938
VWR Funding, Inc., 10.25%, 2015 (p)	128,437	132,932

		$3,337,326

Metals & Mining – 1.2%
Arch Coal, Inc., 7.25%, 2020	$40,000	$40,600
Arch Western Finance LLC, 6.75%, 2013	45,000	45,225

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	$95,000	$98,206
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	100,000	103,875
CONSOL Energy, Inc., 8%, 2017 (n)	65,000	68,575
CONSOL Energy, Inc., 8.25%, 2020 (n)	45,000	47,756
FMG Finance Ltd., 10.625%, 2016 (n)	110,000	127,463
Peabody Energy Corp., 7.375%, 2016	145,000	158,050
Rio Tinto Finance USA Ltd., 5.875%, 2013	85,000	94,616
Southern Copper Corp., 5.375%, 2020	100,000	105,336
Southern Copper Corp., 6.75%, 2040	180,000	194,288
Teck Resources Ltd., 10.25%, 2016	14,000	16,923
U.S. Steel Corp., 7.375%, 2020	65,000	65,813

		$1,166,726

Mortgage-Backed – 3.1%
Fannie Mae, 6%, 2029 - 2037	$597,250	$635,229
Fannie Mae, 6.5%, 2036	668,592	729,997
Freddie Mac, 4.224%, 2020	275,759	296,267
Freddie Mac, 5.5%, 2026	178,703	179,517
Ginnie Mae, 9%, 2016	44,702	49,425
Ginnie Mae, 11%, 2018 - 2019	58,002	65,074
Ginnie Mae, 5.612%, 2058	550,177	600,770
Ginnie Mae, 6.357%, 2058	528,515	582,130

		$3,138,409

Municipals – 0.1%
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	$130,000	$88,460

Natural Gas - Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$148,806
Ferrellgas Partners LP, 8.625%, 2020	100,000	103,250
Inergy LP, 6.875%, 2014	115,000	115,575

		$367,631

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$39,400
Atlas Pipeline Partners LP, 8.75%, 2018	105,000	103,688
CenterPoint Energy, Inc., 7.875%, 2013	500,000	576,481
Colorado Interstate Gas Co., 6.8%, 2015	32,000	37,828
Crosstex Energy, Inc., 8.875%, 2018	105,000	108,413
El Paso Corp., 6.875%, 2014	130,000	137,556
El Paso Corp., 8.25%, 2016	100,000	109,000
El Paso Corp., 7%, 2017	145,000	153,139
El Paso Corp., 7.75%, 2032	50,000	50,331
Enterprise Products Operating LP, 5.65%, 2013	500,000	544,760
Enterprise Products Partners LP, FRN, 8.375%, 2066	59,000	60,770
Enterprise Products Partners LP, FRN, 7.034%, 2068	38,000	36,813
MarkWest Energy Partners LP, 6.875%, 2014	90,000	90,675

		$2,048,854

Network & Telecom – 3.7%
British Telecommunications PLC, 5.15%, 2013	$255,000	$270,385
CenturyLink, Inc., 7.6%, 2039	360,000	350,346
Cincinnati Bell, Inc., 7%, 2015	135,000	130,950
Cincinnati Bell, Inc., 8.25%, 2017	30,000	29,400
Cincinnati Bell, Inc., 8.75%, 2018	105,000	100,275
Citizens Communications Co., 7.875%, 2027	110,000	105,600
Citizens Communications Co., 9%, 2031	40,000	40,700

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Network & Telecom – continued
France Telecom, 4.375%, 2014		$240,000	$265,308
Frontier Communications Corp., 8.5%, 2020		105,000	111,431
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	113,371
Qwest Communications International, Inc., 8%, 2015 (n)		$40,000	43,000
Qwest Communications International, Inc., 7.125%, 2018 (n)		95,000	98,800
Qwest Communications International, Inc. “B”, 7.5%, 2014		100,000	101,875
Qwest Corp., 7.5%, 2014		95,000	105,806
Telecom Italia Capital, 4.875%, 2010		500,000	501,613
Telefonica S.A., 5.877%, 2019		330,000	374,283
Telemar Norte Leste S.A., 9.5%, 2019 (n)		106,000	134,355
Verizon Communications, Inc., 8.75%, 2018		440,000	593,074
Windstream Corp., 8.625%, 2016		200,000	206,500
Windstream Corp., 8.125%, 2018 (n)		15,000	15,263

			$3,692,335

Oil Services – 1.6%
Allis-Chalmers Energy, Inc., 8.5%, 2017		$75,000	$75,375
Basic Energy Services, Inc., 7.125%, 2016		35,000	31,325
Edgen Murray Corp., 12.25%, 2015 (n)		40,000	33,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)		80,000	70,600
Pioneer Drilling Co., 9.875%, 2018 (n)		70,000	70,000
Pride International, Inc., 6.875%, 2020		480,000	503,400
Smith International, Inc., 9.75%, 2019		310,000	441,671
Weatherford International Ltd., 5.95%, 2012		370,000	395,315

			$1,620,686

Other Banks & Diversified Financials – 5.0%
American Express Centurion Bank, 5.2%, 2010		$300,000	$303,218
American Express Centurion Bank, 5.5%, 2013		250,000	271,861
Banco Votorantim S.A., 7.375%, 2020 (n)		407,000	436,508
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)		452,000	471,926
Bank of Moscow Capital PLC, 6.699%, 2015 (n)		220,000	224,114
Capital One Financial Corp., 8.8%, 2019		270,000	341,977
Capital One Financial Corp., 10.25%, 2039		370,000	399,600
Citigroup Capital XXI, 8.3% to 2037, FRN to 2057		65,000	67,438
Citigroup, Inc., 6.375%, 2014		230,000	251,660
Citigroup, Inc., 5.5%, 2014		200,000	212,986
Citigroup, Inc., 8.5%, 2019		204,000	249,447
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		243,000	271,404
LBG Capital No.1 PLC, 7.875%, 2020 (n)		130,000	120,900
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		480,000	494,674
Svenska Handelsbanken AB, 4.875%, 2014 (n)		350,000	379,568
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		500,000	473,125

			$4,970,406

Pharmaceuticals – 1.1%
Pfizer, Inc., 6.2%, 2019		$500,000	$617,967
Roche Holdings, Inc., 6%, 2019 (n)		390,000	472,922

			$1,090,889

Pollution Control – 0.6%
Allied Waste North America, Inc., 7.125%, 2016		$250,000	$268,750
Republic Services, Inc., 5.25%, 2021		320,000	355,532

			$624,282

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)		$9,453	$9,347

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
American Media Operations, Inc., 14%, 2013 (p)(z)	$103,617	$64,861
McClatchy Co., 11.5%, 2017	50,000	51,625
Nielsen Finance LLC, 10%, 2014	155,000	162,750
Nielsen Finance LLC, 11.5%, 2016	70,000	78,488
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	89,000	88,221

		$455,292

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$130,000	$138,775
Panama Canal Railway Co., 7%, 2026 (n)	116,022	99,924

		$238,699

Real Estate – 0.5%
Developers Diversified Realty Corp., REIT, 7.875%, 2020	$70,000	$71,220
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	85,000	83,725
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	94,235
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	292,473

		$541,653

Restaurants – 0.5%
YUM! Brands, Inc., 8.875%, 2011	$500,000	$523,824

Retailers – 2.1%
AutoZone, Inc., 6.5%, 2014	$420,000	$474,592
Couche-Tard, Inc., 7.5%, 2013	30,000	30,488
Dollar General Corp., 11.875%, 2017 (p)	52,000	59,930
Express Parent LLC, 8.75%, 2018 (n)	60,000	62,100
Limited Brands, Inc., 6.9%, 2017	70,000	72,450
Limited Brands, Inc., 6.95%, 2033	40,000	36,100
Macy’s, Inc., 5.75%, 2014	80,000	82,200
Macy’s, Inc., 8.375%, 2015	330,000	372,900
Macy’s, Inc., 5.9%, 2016	120,000	123,600
Neiman Marcus Group, Inc., 10.375%, 2015	100,000	101,750
QVC, Inc., 7.375%, 2020 (n)	80,000	81,200
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	70,525
Staples, Inc., 9.75%, 2014	260,000	322,749
Toys “R” Us, Inc., 10.75%, 2017	145,000	163,488
Toys “R” Us, Inc., 8.5%, 2017 (n)	55,000	57,200

		$2,111,272

Specialty Chemicals – 0.0%
INVISTA, 9.25%, 2012 (n)	$48,000	$48,540

Specialty Stores – 0.2%
Michaels Stores, Inc., 11.375%, 2016	$60,000	$64,350
Payless ShoeSource, Inc., 8.25%, 2013	98,000	99,470

		$163,820

Steel – 0.1%
CSN Resources S.A., 6.5%, 2020 (z)	$143,000	$149,078

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$290,000	$327,400

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$467,811

Telecommunications - Wireless – 2.9%
American Tower Corp., 4.625%, 2015	$180,000	$190,917
Clearwire Corp., 12%, 2015 (n)	95,000	95,000

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Cricket Communications, Inc., 7.75%, 2016	$75,000	$77,438
Crown Castle International Corp., 9%, 2015	65,000	70,525
Crown Castle International Corp., 7.75%, 2017 (n)	45,000	49,050
Crown Castle International Corp., 7.125%, 2019	170,000	176,375
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	403,879
Digicel Group Ltd., 10.5%, 2018 (n)	155,000	166,238
MetroPCS Wireless, Inc., 9.25%, 2014	50,000	52,000
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	101,000	114,256
Nextel Communications, Inc., 6.875%, 2013	75,000	74,813
NII Holdings, Inc., 10%, 2016	90,000	100,913
NII Holdings, Inc., 8.875%, 2019	55,000	59,400
Rogers Communications, Inc., 6.8%, 2018	600,000	738,280
SBA Communications Corp., 8.25%, 2019	35,000	37,975
Sprint Capital Corp., 6.875%, 2028	50,000	41,750
Sprint Nextel Corp., 8.375%, 2017	200,000	206,500
Sprint Nextel Corp., 8.75%, 2032	55,000	53,006
Wind Acquisition Finance S.A., 12%, 2015 (n)	164,000	173,020

		$2,881,335

Telephone Services – 0.2%
Embarq Corp., 7.995%, 2036	$55,000	$56,890
Frontier Communications Corp., 8.125%, 2018	110,000	116,600

		$173,490

Tobacco – 1.4%
Alliance One International, Inc., 10%, 2016	$65,000	$68,088
Altria Group, Inc., 9.25%, 2019	410,000	537,316
Lorillard Tobacco Co., 8.125%, 2019	141,000	162,497
Lorillard Tobacco Co., 6.875%, 2020	170,000	179,487
Reynolds American, Inc., 7.625%, 2016	130,000	152,536
Reynolds American, Inc., 6.75%, 2017	300,000	336,468

		$1,436,392

Transportation - Services – 0.8%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$20,000	$20,250
Commercial Barge Line Co., 12.5%, 2017	160,000	172,800
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	394,508
Hertz Corp., 8.875%, 2014	165,000	169,538

		$757,096

U.S. Treasury Obligations – 0.9%
U.S. Treasury Bonds, 7.5%, 2024 (f)	$615,000	$941,527

Utilities - Electric Power – 5.7%
AES Corp., 8%, 2017	$240,000	$252,600
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	351,448
Calpine Corp., 8%, 2016 (n)	105,000	110,250
Calpine Corp., 7.875%, 2020 (n)	35,000	35,088
Colbun S.A., 6%, 2020 (n)	264,000	278,325
Duke Energy Corp., 3.35%, 2015	650,000	679,745
Dynegy Holdings, Inc., 7.5%, 2015	5,000	3,825
Dynegy Holdings, Inc., 7.125%, 2018	195,000	124,800
Dynegy Holdings, Inc., 7.75%, 2019	50,000	32,250
Edison Mission Energy, 7%, 2017	190,000	129,675
EDP Finance B.V., 6%, 2018 (n)	380,000	380,448
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	290,838
Enel Finance International S.A., 5.125%, 2019 (n)	532,000	549,388

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Energy Future Holdings Corp., 10%, 2020 (n)	$120,000	$115,560
Exelon Generation Co. LLC, 5.2%, 2019	150,000	166,490
Exelon Generation Co. LLC, 6.25%, 2039	310,000	346,693
FirstEnergy Corp., 6.45%, 2011	22,000	23,104
Georgia Power Co., 6%, 2013	150,000	170,975
Mirant North America LLC, 7.375%, 2013	110,000	112,475
NiSource Finance Corp., 7.875%, 2010	500,000	506,388
NRG Energy, Inc., 7.375%, 2016	195,000	196,463
NRG Energy, Inc., 7.375%, 2017	70,000	70,525
Oncor Electric Delivery Co., 5.95%, 2013	430,000	479,302
Pacific Gas & Electric Co., 4.2%, 2011	245,000	249,331
Texas Competitive Electric Holdings LLC, 10.25%, 2015	135,000	86,063

		$5,742,049

Utilities - Gas – 0.4%
Keyspan Corp., 7.625%, 2010	$410,000	$415,738

Total Bonds		$101,511,417

Floating Rate Loans (g)(r) – 0.7%
Automotive – 0.2%
Allison Transmission, Inc., Term Loan B, 3.04%, 2014	$88,464	$81,513
Ford Motor Co., Term Loan B, 3.03%, 2013	88,572	85,201

		$166,714

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$41,554	$39,209
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	31,358	30,731

		$69,940

Consumer Services – 0.0%
Realogy Corp., Letter of Credit, 3.35%, 2013	$7,937	$6,848
Realogy Corp., Term Loan, 3.29%, 2013	46,300	39,950

		$46,798

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$17,035	$16,832

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$117,595	$2,940
MGM Mirage, Term Loan, 7%, 2014	72,548	61,676

		$64,616

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$144,517	$76,278

Utilities - Electric Power – 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.94%, 2014 (o)	$211,771	$160,443
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.79%, 2014	122,011	91,966

		$252,409

Total Floating Rate Loans		$693,587

Common Stocks – 0.2%
Automotive – 0.0%
Accuride Corp. (a)	10,690	$11,759

Broadcasting – 0.0%
Dex One Corp. (a)	1,342	$11,434
New Young Broadcasting Holding Co., Inc. (a)	14	27,903

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – continued
Supermedia, Inc. (a)			58	$524

				$39,861

Chemicals – 0.1%
LyondellBasell Industries N.V., “A” (a)			883	$18,102
LyondellBasell Industries N.V., “B” (a)			3,455	70,793

				$88,895

Construction – 0.1%
Nortek, Inc. (a)			1,368	$56,772

Printing & Publishing – 0.0%
American Media, Inc. (a)			1,657	$10,141
Quad/Graphics, Inc. (a)			111	4,683

				$14,824

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			72	$2,808

Trucking – 0.0%
Quality Distribution, Inc. (a)			671	$3,134

Total Common Stocks				$218,053

	Strike Price	First Exercise
Warrants – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	38	$75,736

Rights – 0.0%
Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc. (1 share for 1 right) (a)	$1.00	8/9/10	6,081	$0

Convertible Bonds – 0.0%
Automotive – 0.0%
Accuride Corp., 7.5%, 2020			$15,845	$40,932

Money Market Funds (v) – 4.1%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value			4,073,093	$4,073,093

Total Investments				$106,612,818

Other Assets, Less Liabilities – (6.8)%				(6,745,891)

Net Assets – 100.0%				$99,866,927

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,669,535, representing 22.70% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	$6,969	$9,347
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/10	67,787	64,861
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	19,466	20,250
Amsted Industries, Inc., 8.125%, 2018	7/12/10 - 8/03/10	102,962	103,125
Anthracite Ltd., “A”, CDO, FRN, 0.624%, 2019	1/28/10	141,277	142,357
Braskem S.A., 7%, 2020	7/21/10	242,062	250,800
Building Materials Holding Corp., 6.875%, 2018	8/09/10	44,325	43,763
CSN Resources S.A., 6.5%, 2020	7/14/10	141,718	149,078
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10	211,392	225,724
Government of Bermuda, 5.603%, 2020	7/13/10	115,000	126,186
International Lease Finance Corp., 7.125%, 2018	8/11/10 - 8/12/10	42,049	42,945
LBI Media, Inc., 8.5%, 2017	7/18/07	59,232	50,400
Local TV Finance LLC, 10%, 2015	5/02/07 - 5/31/10	117,599	99,558
Mueller Water Products, Inc., 8.75%, 2020	8/19/10	19,674	20,100
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	43,826	37,125
OPTI Canada, Inc., 9.75%, 2013	8/11/10 - 8/12/10	38,985	39,500
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	50,336	50,250
Tenet Healthcare Corp., 8%, 2020	8/03/10	35,000	33,950
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	169,780	166,688
Vestjysk Bank A/S, FRN, 0.842%, 2013	6/10/10	240,000	239,693

Total Restricted Securities			$1,915,700
% of Net Assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$120,429	$59,580	$113,780	$293,789
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	941,527	—	941,527
Non-U.S. Sovereign Debt	—	17,960,677	—	17,960,677
Municipal Bonds	—	88,460	—	88,460
Corporate Bonds	—	60,175,746	—	60,175,746
Residential Mortgage-Backed Securities	—	3,691,098	—	3,691,098
Asset-Backed Securities (including CDOs)	—	651,208	—	651,208
Foreign Bonds	—	18,043,633	—	18,043,633
Floating Rate Loans	—	693,587	—	693,587
Mutual Funds	4,073,093	—	—	4,073,093

Total Investments	$4,193,522	$102,305,516	$113,780	$106,612,818

Other Financial Instruments
Futures	$(663)	$—	$—	$(663)
Swaps	—	6,763	—	6,763
Forward Currency Contracts	—	(170,931)	—	(170,931)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$2,220
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	7,921
Net purchases (sales)	—
Transfers in and/or out of Level 3	103,639

Balance as of 8/31/10	$113,780

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at August 31, 2010 is $7,921.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$101,144,360

Gross unrealized appreciation	$7,727,249
Gross unrealized depreciation	(2,258,791)

Net unrealized appreciation (depreciation)	$5,468,458

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10

Forward Foreign Currency Exchange Contracts at 8/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	468,521	11/3/10	$457,027	$438,922	$18,105
BUY	EUR	Barclays Bank PLC	15,809	10/12/10	19,955	20,034	79
BUY	EUR	JPMorgan Chase Bank	95,000	10/12/10	119,821	120,383	562
SELL	GBP	Deutsche Bank AG	319,414	10/12/10	509,711	489,735	19,976
BUY	JPY	Barclays Bank PLC	13,315,000	10/12/10	156,447	158,560	2,113
BUY	SEK	Deutsche Bank AG	14,605	10/12/10	1,939	1,974	35

							$40,870

Liability Derivatives
BUY	CNY	Barclays Bank PLC	1,088,000	10/18/10	$162,437	$159,866	$(2,571)
BUY	CNY	JPMorgan Chase Bank	2,170,000	10/18/10	323,350	318,850	(4,500)
BUY	EUR	Goldman Sachs International	55,603	10/12/10	70,741	70,460	(281)
BUY	EUR	UBS AG	52,120	10/12/10	66,091	66,046	(45)
SELL	EUR	Goldman Sachs International	51,445	10/12/10	65,187	65,190	(3)
SELL	EUR	UBS AG	2,601,015	9/15/10	3,133,755	3,296,085	(162,330)
SELL	GBP	Barclays Bank PLC	319,414	10/12/10	484,694	489,735	(5,041)
SELL	JPY	JPMorgan Chase Bank	76,347,636	10/12/10	872,146	909,176	(37,030)

							$(211,801)

Futures Contracts Outstanding at 8/31/10

Description	Currency		Contracts	Value		Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD		2	438,281		December-2010	(663)

Swap Agreements at 8/31/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD 460,000 (a	)	Goldman Sachs International	1.00% (fixed rate	)	(1)	$6,763

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $858.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10 - continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	856,697	21,629,680	(18,413,284)	4,073,093

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,125	$4,073,093

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2010, are as follows:

United States	63.4%
United Kingdom	4.6%
Japan	4.2%
Canada	4.1%
Italy	3.8%
France	3.1%
Netherlands	2.6%
Germany	2.3%
Australia	1.3%
Other Countries	10.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.